Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	May 09, 2016	Apr. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Stock issued during period, value, new issues			$ 2,500,000	$ 250,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of securities into which the class of warrant or right converted		1
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	23,000,000
Proceeds from issuance of private placement	$ 2,300,000
Class of warrant or right, outstanding	23,000,000
Accredited Investor Member | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant expiration period		5 years
Shares issued, price per share		$ 0.10
Exercise price of warrants		$ 0.12
Number of securities into which each warrant or right converted		1
Accredited Investor Member | Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period, value, new issues		$ 5,500,000
Stock issued during period, shares, new issues		55,000,000